Accounts payable - Summary of aging analysis of the accounts payable (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Aging Analysis Of Trade And Other Payables Explanatory [Line Items]
Trade and other current payables	$ 492,039,336	$ 602,202,126
Within one month [member]
Disclosure Of Detailed Information About Aging Analysis Of Trade And Other Payables Explanatory [Line Items]
Trade and other current payables	265,486,160	15,310,871
Repayable on demand [member]
Disclosure Of Detailed Information About Aging Analysis Of Trade And Other Payables Explanatory [Line Items]
Trade and other current payables	$ 226,553,176	$ 586,891,255